ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 17,507,102	$ 80,500,122
ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	954,553,423	645,595,908
LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	937,046,321	565,095,786
US Dollar
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	16,155,308
US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	944,867,116
US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	928,711,808
Euro
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	(1,690,026)
Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,569,091
Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,259,117
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	52,841
Real | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	52,975
Real | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	134
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,988,979
Other | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,064,241
Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	75,262
Deposits | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	851,294,655	523,449,531
Deposits | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	845,870,430
Deposits | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,424,225
Non-financial public sector | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,159,851	15,519,561
Non-financial public sector | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,158,291
Non-financial public sector | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,560
Financial sector | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	312	4,124
Financial sector | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	312
Non-financial private sector and foreign residents | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	842,134,492	507,925,846
Non-financial private sector and foreign residents | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	836,711,827
Non-financial private sector and foreign residents | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,422,665
Other financial liabilities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,552,811	38,044,918
Other financial liabilities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	34,290,943
Other financial liabilities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,186,483
Other financial liabilities | Real | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	134
Other financial liabilities | Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	75,251
Financing received from the Argentine Central Bank and other financial entities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,516,973	557,031
Financing received from the Argentine Central Bank and other financial entities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	16,868,565
Financing received from the Argentine Central Bank and other financial entities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	648,408
Unsubordinated Negotiable obligations | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	31,030,668
Unsubordinated Negotiable obligations | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	31,030,668
Other non-financial liabilities | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	651,214	3,044,306
Other non-financial liabilities | US Dollar | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	651,202
Other non-financial liabilities | Euro | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1
Other non-financial liabilities | Other | LIABILITIES
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	11
Cash and due from banks | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	448,012,239	438,232,376
Cash and due from banks | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	438,992,379
Cash and due from banks | Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,902,773
Cash and due from banks | Real | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	52,975
Cash and due from banks | Other | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,064,112
Debt securities at fair value through profit or loss | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,779,880	18,912,660
Debt securities at fair value through profit or loss | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,779,880
Derivatives | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	131,633	345,005
Derivatives | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	131,633
Other financial assets | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,570,019	17,730,667
Other financial assets | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,569,791
Other financial assets | Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	99
Other financial assets | Other | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	129
Loans and other financing | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	370,416,173	93,432,046
Loans and other financing | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	369,749,954
Loans and other financing | Euro | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	666,219
Other Debt Securities | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	101,947,875	60,468,987
Other Debt Securities | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	101,947,875
Financial assets in guarantee | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,853,835	15,175,793
Financial assets in guarantee | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,853,835
Other non-financial assets | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	841,769	$ 1,298,374
Other non-financial assets | US Dollar | ASSETS
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 841,769